NOTE 11 - SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 25, 2013 Subsequent Event [Member] Equiti-Trend Advisors [Member]	Mar. 25, 2013 Subsequent Event [Member] Carter Terry and Associates [Member]
NOTE 11 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services		10,000	1,000,000	500,000
Stock Issued During Period, Value, Issued for Services (in Dollars)	$ 152,500	$ 20,000	$ 50,000